Prepaid Expenses - Schedule of Prepaid Expenses (Details) - MXN ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022
Schedule of Prepaid Expenses [Abstract]
Advances to suppliers	$ 28,555	$ 32,773	[1]	$ 12,891
Premiums paid in advance for insurance	28,043	21,419	[1]	16,238
Other	31,084	23,276	[1]	23,433
Total	$ 87,682	$ 77,468	[2]	$ 52,562

[1]	Details of the restatement are shown in note 2b.
[2]	Details of the restatement are shown in note 2b.